QUARTERLY DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
QUARTERLY DATA (UNAUDITED)

Quarterly results of operations for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31, 2012				Year Ended December 31, 2011
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(In Thousands, Except Share Amounts)
Interest and dividend income	$8,863	$8,862	$8,878	$9,221	$9,265	$9,451	$9,584	$9,520

Interest expense	2,322	2,368	2,392	2,551	2,638	2,815	2,932	2,992

Net interest and dividend income	6,541	6,494	6,486	6,670	6,627	6,636	6,652	6,528

Provision for loan losses	646	1,334	432	484	948	210	190	210

Net interest and dividend income after provision for loan losses	5,895	5,160	6,054	6,186	5,679	6,426	6,462	6,318

Noninterest income	2,398	1,232	2,326	2,761	2,885	2,697	2,896	2,649

Noninterest expenses	7,338	7,408	7,557	8,350	7,522	8,047	8,310	8,713

Income (loss) before income taxes	955	(1,016)	823	597	1,042	1,076	1,048	254

Income tax provision (benefit)	210	(316)	153	194	281	336	341	45

Net income (loss)	$745	$(700)	$670	$403	$761	$740	$707	$209

Earnings (loss) per share:
Basic	$0.08	$(0.07)	$0.07	$0.04	$0.08	$0.07	$0.07	$0.02
Diluted	$0.08	$(0.07)	$0.07	$0.04	$0.08	$0.07	$0.07	$0.02

Quarterly per share data may not add to annual data due to rounding